Balance Sheets (Unaudited)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)
Non-current assets
Property and equipment	$ 1,930,564	د.إ 7,089,030	$ 1,119,767	د.إ 4,111,784	د.إ 3,452,092
Intangible assets	19,386	71,187	10,236	37,585
Right of use asset	234,871	862,446	365,839	1,343,361	2,141,197
Total non-current assets	2,184,821	8,022,663	1,495,842	5,492,730	5,593,289
Current assets
Trade receivables	8,393	30,820	12,868	47,250
Other receivables	283,791	1,042,081	237,495	872,080	669,139
Advance Payment to Suppliers	174,208	639,691	920,989	3,381,872	2,306,399
Cash and cash equivalents	4,239,027	15,565,708	13,028	47,837	68,372
Total current assets	4,705,419	17,278,300	1,184,380	4,349,039	3,043,910
TOTAL ASSETS	6,890,240	25,300,963	2,680,222	9,841,769	8,637,199
DEFICIT
Ordinary stock value	3,489	12,811	3,000	11,016	11,016
Additional paid in capital	18,960,298	69,622,214	5,135,195	18,856,437	17,309,994
Accumulated deficit	(16,790,196)	(61,653,598)	(13,508,432)	(49,602,966)	(27,308,549)
TOTAL EQUITY (DEFICIT)	2,173,591	7,981,427	(8,370,237)	(30,735,513)	(9,987,539)
Non-current liabilities
Contract liabilities	3,820,529	14,028,981	3,820,529	14,028,981	9,269,122
Employees’ end-of-service benefits	176,797	649,199	166,606	611,777	412,678
Payable for shares	27,233	100,000	27,233	100,000	100,000
Lease liability	43,078	158,184	137,268	504,048	1,256,274
Total non-current liabilities	4,067,637	14,936,364	4,151,636	15,244,806	11,038,074
Current liabilities
Trade and other payables	279,184	1,025,162	875,346	3,214,271	1,226,035
Due to related parties	170,131	624,721	5,784,692	21,241,387	5,436,740
Lease liability	199,697	733,289	238,785	876,818	923,889
Total current liabilities	649,012	2,383,172	6,898,823	25,332,476	7,586,664
Total liabilities	4,716,649	17,319,536	11,050,459	40,577,282	18,624,738
TOTAL EQUITY (DEFICIT) AND LIABILITIES	$ 6,890,240	د.إ 25,300,963	$ 2,680,222	د.إ 9,841,769	د.إ 8,637,199